Document and Entity Information	Feb. 18, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	Univar Solutions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37443
Entity Tax Identification Number	26-1251958
Entity Address, Address Line One	3075 Highland Parkway, Suite 200
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	331
Local Phone Number	777-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	UNVR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On January 8, 2021, Univar Solutions Inc. (the “Company”) filed a Current Report on Form 8-K (“Original Form 8- K”) announcing the appointment of Kelly O’Hanlon as the Company’s Principal Accounting Officer. On February 18, 2021, the Compensation Committee of the Board of Directors of the Company approved a 21% increase to Ms. O’Hanlon’s total compensation package, a portion of which came in the form of an increased annual long term incentive grant value. Her base salary has been increased 14% but her annual short term incentive target percentage remains unchanged. Ms. O’Hanlon’s compensation arrangements were made retroactive to January 8, 2021, the effective date of her appointment as Principal Accounting Officer of the Company.
Entity Central Index Key	0001494319
Amendment Flag	true